Summary of Significant Accounting Policies (Details) ¥ in Millions				12 Months Ended
	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Dec. 01, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 03, 2011
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange rates (in Dollars)				$ 7.8
Total purchases percentage				14.46%	11.93%	10.00%
Provision for doubtful accounts (in Dollars)				$ 1,933,661
Prepaid Expense and Other Assets, Current (in Dollars)				14,212,606	16,428,779
Allowance for doubtful accounts (in Dollars)
Equity interest	5.00%	5.00%
Consideration amount	$ 353,062	¥ 2.5
Investment gain (in Dollars)				$ 4,832	290
Current vat rate percentage				13.00%
Advertising expenses (in Dollars)				$ 8,096	95,432	21,498
Research and development expense (in Dollars)				$ 2,753,315	$ 2,962,904	$ 2,725,014
Taxing authority rate				50.00%
Number of Operating Segments				1
Yangzhou Juyuan Guarantee Co., Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate percentage	5.00%	5.00%					12.00%
Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Other investments (in Yuan Renminbi) | ¥			¥ 40.0
Zhongxiangxin [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate percentage			25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues percentage				16.84%	27.63%	21.91%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues percentage					10.97%	11.26%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues percentage				15.63%	27.73%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues percentage					13.14%
CHINA | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues percentage				99.50%	99.50%	99.50%